Troubled Debt Restructurings that Have Defaulted (Detail) - 12 months ended Mar. 31, 2015 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 151.7	$ 2.4
Retail Business Banking
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	72.2
Wholesale loans
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 79.5